Note 11 - Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments	12 Months Ended
Dec. 31, 2018
Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments Abstract
Disclosure of Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments

11. Allowance for loan losses and Provision for financial guarantees and loan commitments

The balances of allowance for loan losses and provisions for financial guarantees and loan commitments at December 31, 2018 and 2017 are set forth in the table below.

As described in Note 2.3, the Group determined the allowance for loan losses and the provision for financial guarantees and loan commitments in accordance with IFRS 9 for financial periods commenced on January 1, 2018. Previously, IAS 39 and IAS 37 were used, and comparative information was not restated.

Additionally, the table below reconciles the allowances for loan losses in accordance with IAS 39 and provisions for financial guarantees and loan commitments in accordance with IAS 37 at December 31, 2017 and the opening allowances and provisions determined in accordance with IFRS 9 as at January 1, 2018.

	December 31, 2018	December 31, 2017 (in accordance with IAS 39)	Adjustment on initial application of IFRS 9 (Note 2.3)	January 1, 2018 (in accordance with IFRS 9)
Allowances for loan losses
Loans and advances to financial institutions	33,486	49,296
Loans and advances to customers	4,064,066	2,710,432
Debt securities at FVOCI	271,574	5,664
Reverse repurchase agreements	141,985	-
Other financial assets	2	-
	4,511,113	2,765,392	418,699	3,184,091
Provisions for financial guarantees and loan commitments	358,329	1,649	617,598	619,247
TOTAL	4,869,442	2,767,041	1,036,297	3,803,338